SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions							12 Months Ended
	Oct. 20, 2025 USD ($) shares	Oct. 20, 2025 CAD ($) $ / shares shares	May 01, 2025 USD ($) shares	May 01, 2025 CAD ($) $ / shares shares	Oct. 18, 2024 USD ($) shares	Oct. 18, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 shares
Disclosure of classes of share capital [abstract]
Shares issued in public offering (in shares) | shares	7,143,200,000	7,143,200,000	17,250,000,000	17,250,000,000	71,300,000	71,300,000	23,766,666
Share price (in C$ per share) | $ / shares		$ 27.35		$ 5.35		$ 3.10
Proceeds from issuing shares	$ 139.6	$ 195.3	$ 66.8	$ 92.3	$ 162.1	$ 221.0
Share issue related cost | $			2.8		9.1
Proceeds from issuing shares, net	$ 134.0	$ 187.4	$ 64.0		$ 153.0